Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

9.	Commitments and contingencies

a)	Contingencies

The Company has had three judgments against it relating to overdue promissory notes and accrued interest, and a fourth creditor has demanded repayment of an overdue promissory note and accrued interest. To date, the Company has not repaid any of these promissory notes and related accrued interest and could be subject to further action. The legal liability, totaling $1,404,000, of these promissory notes and related accrued interest have been fully recognized and recorded by the Company. The Company has accrued interest of $375,000 related to one of these promissory notes.

On December 22, 2020, a default judgment was entered against the Company in regard to one of the above noted judgments totaling $552,000, consisting of the principal amount of $300,000 and accrued interest of $252,000, as of the date of the Civil Summons.

On January 17, 2024, another default judgment was entered against the Company in regard to one of the above noted judgments totaling $255,000, consisting of the principal amount of $125,000 and accrued interest of $130,000, as of the date of the Civil Summons.

b)	Commitments

Management contract

The Company has an employment agreement with Mr. Sidney Chan, Chief Executive Officer and Chairman of the Board of Directors of the Company. Under the terms of the agreement, Mr. Chan will be paid $240,000 per annum as CEO. The contract can be terminated at any time with thirty days’ notice and the payment of two years’ annual salary. Should the agreement be terminated, all debts owed to Mr. Chan and his spouse must be immediately repaid. The initial term of the agreement is for one year and automatically renews for continuous one-year terms. Also, under the terms of the agreement. Mr. Chan will be entitled to a 1% net sales commission from the sales of any of the Company’s products, regardless if Mr. Chan is still under contract or employed with the Company. This commission shall continue in perpetuity to the heirs of Mr. Chan.